AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 95.3%
Communication Services - 3.3%
Cable One, Inc.	2,587	$1,420,082
GCI Liberty, Inc. Escrow Share*,1,2	79,662	0
TripAdvisor, Inc.*	227,151	4,906,461
Yelp, Inc.*	73,838	3,228,936

Total Communication Services		9,555,479
Consumer Discretionary - 8.8%
Advance Auto Parts, Inc.	26,814	1,792,516
Lithia Motors, Inc.	5,458	1,609,291
LKQ Corp.	227,762	10,629,653
Murphy USA, Inc.	20,999	7,402,568
Polaris, Inc.[3]	41,567	3,739,367

Total Consumer Discretionary		25,173,395
Consumer Staples - 5.8%
BJ's Wholesale Club Holdings, Inc.*	153,297	9,863,129
Ingles Markets, Inc., Class A	46,858	3,947,786
Molson Coors Beverage Co., Class B	46,039	2,844,750

Total Consumer Staples		16,655,665
Energy - 7.0%
Chesapeake Energy Corp.[3]	15,932	1,228,516
Delek US Holdings, Inc.	152,023	4,109,182
HF Sinclair Corp.	61,111	3,452,160
Ovintiv, Inc.	27,318	1,158,830
Permian Resources Corp.	422,615	5,696,850
SM Energy Co.	81,811	3,033,552
World Kinect Corp.	63,777	1,439,447

Total Energy		20,118,537
Financials - 19.0%
Axis Capital Holdings, Ltd. (Bermuda)	90,635	5,394,595
Cannae Holdings, Inc.*	291,506	5,902,997
CNA Financial Corp.	73,537	3,240,776
EVERTEC, Inc. (Puerto Rico)	99,024	3,976,804
Fidelity National Financial, Inc.	44,375	2,220,081
Genworth Financial, Inc., Class A*	937,834	5,786,436
NCR Atleos Corp.*	91,799	2,055,380
NMI Holdings, Inc., Class A*	93,159	2,973,635
Radian Group, Inc.	100,538	2,913,591
WEX, Inc.*	43,823	8,956,983
White Mountains Insurance Group, Ltd.	7,158	11,280,793

Total Financials		54,702,071
Health Care - 4.2%
Bausch + Lomb Corp. (Canada)*	186,170	2,608,242
	Shares	Value

Computer Programs and Systems, Inc.*	75,525	$765,068
Embecta Corp.	172,226	2,951,954
Envista Holdings Corp.*	117,519	2,761,696
Patterson Cos., Inc.[3]	97,344	2,906,692

Total Health Care		11,993,652
Industrials - 26.7%
Air Transport Services Group, Inc.*	441,275	6,835,350
Alight, Inc., Class A*	509,406	4,543,901
Argan, Inc.	56,311	2,496,267
Armstrong World Industries, Inc.	53,686	5,326,188
Atkore, Inc.*	62,704	9,564,241
Clarivate PLC (United Kingdom)*,3	497,669	4,449,161
CoreCivic, Inc.*	492,853	7,008,370
Dun & Bradstreet Holdings, Inc.	346,304	4,013,663
Forward Air Corp.	22,409	993,391
McGrath RentCorp	37,065	4,657,217
MDU Resources Group, Inc.	161,139	3,143,822
MSC Industrial Direct Co., Inc., Class A	15,520	1,531,514
SP Plus Corp.*	66,870	3,459,185
UniFirst Corp.	49,357	8,362,063
Viad Corp.*	122,072	4,035,700
WESCO International, Inc.	36,388	6,314,046

Total Industrials		76,734,079
Information Technology - 10.5%
ACI Worldwide, Inc.*	173,360	5,212,935
Arrow Electronics, Inc.*	12,351	1,372,814
ePlus, Inc.*	84,705	6,398,616
Ituran Location and Control, Ltd. (Israel)	26,666	663,450
NCR Voyix, Corp.*	183,599	2,698,905
TD SYNNEX Corp.	82,835	8,281,843
Vontier Corp.	156,919	5,427,828

Total Information Technology		30,056,391
Materials - 1.4%
Summit Materials, Inc., Class A*	72,437	2,620,771
TriMas Corp.	58,742	1,449,752

Total Materials		4,070,523
Real Estate - 0.9%
Newmark Group, Inc., Class A	247,261	2,509,699
Utilities - 7.7%
Northwestern Energy Group, Inc.	99,297	4,778,172
PNM Resources, Inc.	114,501	4,148,371
Southwest Gas Holdings, Inc.	69,529	4,079,962

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 7.7% (continued)
Vistra Corp.	221,108	$9,072,061

Total Utilities		22,078,566

Total Common Stocks (Cost $228,492,541)		273,648,057

Principal Amount
Short-Term Investments - 4.4%
Repurchase Agreements - 4.4%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $1,015,145 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $1,035,411)	$1,015,000	1,015,000
	Principal Amount	Value

Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $11,472,641 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $11,700,444)	$11,471,000	$11,471,000

Total Repurchase Agreements		12,486,000

Total Short-Term Investments (Cost $12,486,000)		12,486,000
Total Investments - 99.7% (Cost $240,978,541)		286,134,057
Other Assets, less Liabilities - 0.3%		872,200
Net Assets - 100.0%		$287,006,257

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At January 31, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of these securities, amounting to $8,707,650 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$76,734,079	—	—	$76,734,079
Financials	54,702,071	—	—	54,702,071
Information Technology	30,056,391	—	—	30,056,391
Consumer Discretionary	25,173,395	—	—	25,173,395
Utilities	22,078,566	—	—	22,078,566
Energy	20,118,537	—	—	20,118,537
Consumer Staples	16,655,665	—	—	16,655,665
Health Care	11,993,652	—	—	11,993,652
Communication Services	9,555,479	—	$0	9,555,479
Materials	4,070,523	—	—	4,070,523
Real Estate	2,509,699	—	—	2,509,699
Short-Term Investments
Repurchase Agreements	—	$12,486,000	—	12,486,000
Total Investments in Securities	$273,648,057	$12,486,000	$0	$286,134,057

At January 31, 2024, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
For the period ended January 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,707,650	—	$9,065,465	$9,065,465
The following table summarizes the securities received as collateral for securities lending at January 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.